17. Share Based Payments (Details)		12 Months Ended
	Apr. 20, 2018 Y	Dec. 31, 2019 USD ($) Y $ / shares	Dec. 31, 2018 USD ($) Y $ / shares
Share Based Payments
Fair value at grant date | $		$ 2.10	$ 1.20
Share price at grant date | $ / shares		$ 1.44	$ 1.91
Exercise price | $ / shares		$ 1.44	$ 1.92
Expected volatility		82.00%	72.00%
Expected life | Y	2	5.9	5.9
Expected dividends | $		$ 0.00	$ 0.00
Risk-free interest rate		2.09%	0.34%